Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax provision
	Year Ended December 31,
	2022	2021
Current:
Federal	$—	$—
State	(16)	2
	$(16)	$2
Deferred:
Federal	—	—
State	(7)	—
	$(7)	—
Total income tax provision	$(23)	$2

Schedule of income tax provision computed at the company’s effective tax rate
Years Ended December 31,	2022	2021
Loss before income taxes	$(6,428)	$(35,646)
Statutory income tax rates	21%	21%
Expected income tax benefit	$(1,349)	$(7,486)
Nontaxable entity	$1,348	$7,486
State income tax expense	$(23)	$2
Change in valuation allowance	$1	$—
Total income tax expense	$(23)	$2

Schedule of deferred tax assets and liabilities
	December 31,
	2022	2021
Deferred tax assets:
Net operating loss	$165	$164
Property and equipment	11	11
Inventory	148	148
Deferred revenue	12	—
Total deferred tax assets	$336	$323
Valuation allowance	(324)	(323)
Net deferred tax assets	$12	$—

Deferred tax liabilities:
481(a) deferred revenue	(5)	—
Total deferred tax liabilities	$(5)	$—
Net deferred tax asset (liability)	$7	—